UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		August 5, 2009
-----------------------	------------------	-----------------
	[Signature]	[City, State]			[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		74
						----

Form 13F Information Table Value Total:		$38,663
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON RENTS INC		COM		002535201	359		12050	SH		Sole				950		11100
ABIOMED INC		COM		003654100	504		57100	SH		Sole				9100		48000
ACE LTD			SHS		h0023r105	610		13800	SH		Sole				13800
ADVANCED AUTO PARTS	COM		00751y106	757		18250	SH		Sole				18250
AKAMAI TECHNOLOGIES INC	COM		00971t101	505		26350	SH		Sole				1550		24800
ALEXION PHARMA		COM		015351109	697		16950	SH		Sole				7050		9900
ALTRIA GROUP INC	COM		02209s103	521		31800	SH		Sole				31800
AMERICAN ITALIAN PASTA	CL A		027070101	1304		44750	SH		Sole				19250		25500
APACHE CORP		COM		037411105	227		3150	SH		Sole				3150
APOLLO GROUP INC	CL A		037604105	452		6350	SH		Sole				6350
ASSURANT INC		COM		04621x108	537		22300	SH		Sole				1350		20950
ATWOOD OCEANICS		COM		050095108	399		16000	SH		Sole				1100		14900
BALLY TECHNOLOGIES INC	COM		05874b107	549		18350	SH		Sole				1200		17150
BIOMARIN PHARMA INC	COM		09061g101	386		24700	SH		Sole				1650		23050
BRISTOL MYERS SQUIBB CO	COM		110122108	695		34200	SH		Sole				34200
CAREER EDUCATION CORP	COM		141665109	845		33950	SH		Sole				2400		31550
CEPHEID			COM		15670r107	391		41550	SH		Sole				2800		38750
CHARLES RIV LABS INTL	COM		159864107	640		18950	SH		Sole				3800		15150
CHESAPEAKE ENERGY CORP	COM		165167107	435		21950	SH		Sole				21950
CIMAREX ENERGY CO	COM		171798101	526		18550	SH		Sole				1150		17400
COMCAST CORP		CL A		20030n101	624		43143	SH		Sole				43143
CONOCOPHILLIPS		COM		20825c104	646		15350	SH		Sole				15350
CVS CAREMARK CORP	COM		126650100	752		23600	SH		Sole				23600
DELL INC		COM		24702r101	626		45600	SH		Sole				45600
DEVON ENERGY CORP	COM		25179m103	458		8400	SH		Sole				8400
EBAY INC		COM		278642103	652		38050	SH		Sole				38050
ENTEGRIS INC		COM		29362u104	339		124650	SH		Sole				7950		116700
ESTERLINE TECHNOLOGIES	COM		297425100	495		18300	SH		Sole				1200		17100
EXELIXIS INC		COM		30161q104	288		59050	SH		Sole				1950		57100
FAIR ISAAC & CO		COM		303250104	802		51850	SH		Sole				18000		33850
FEDERATED INVESTORS INC	CL B		314211103	513		21300	SH		Sole				1450		19850
FOREST LABS INC		COM		345838106	625		24900	SH		Sole				24900
GENERAL DYNAMICS CORP	COM		369550108	465		8400	SH		Sole				8400
GILEAD SCIENCES INC COM	COM		375558103	391		8350	SH		Sole				8350
GULFMARK OFFSHORE INC	COM		402629109	255		9250	SH		Sole				750		8500
INFORMATICA CORP	COM		45666q102	851		49500	SH		Sole				19600		29900
INTUIT INC		COM		461202103	372		13200	SH		Sole				13200
IPC HLDGS LTD		ORD		g4933p101	551		20150	SH		Sole				1200		18950
ISHARES MSCI JAPAN	MSCI JAPAN	464286848	335		35500	SH		Sole				35500
J P MORGAN CHASE & CO	COM		46625h100	611		17900	SH		Sole				17900
JONES LANG LASALLE INC	COM		48020q107	586		17900	SH		Sole				1050		16850
KBR INC			COM		48242w106	507		27500	SH		Sole				1700		25800
LIBERTY ENT GROUP	COM SER A	53071m500	757		28350	SH		Sole				28350
MASTERCARD INC		CL A		57636q104	594		3550	SH		Sole				3550
MEDAREX INC		COM		583916101	682		81650	SH		Sole				8750		72900
MEDNAX INC		COM		58502b106	527		12500	SH		Sole				750		11750
MEDTRONIC INC COM	COM		585055106	605		17350	SH		Sole				17350
MICROSOFT CORP		COM		594918104	765		32175	SH		Sole				32175
MOLSON COORS BREWING	CL B		60871r209	521		12300	SH		Sole				12300
NATIONAL OILWELL VARCO	COM		637071101	676		20700	SH		Sole				20700
NOVELL INC		COM		670006105	598		132050	SH		Sole				7600		124450
OCEANEERING INTL INC	COM		675232102	479		10600	SH		Sole				700		9900
PALL CORP		COM		696429307	651		24500	SH		Sole				1350		23150
PARTNERRE LTD		COM		g6852t105	568		8750	SH		Sole				8750
PATTERSON UTI ENERGY	COM		703481101	329		25550	SH		Sole				1800		23750
PDL BIOPHARMA INC	COM		69329y104	378		47850	SH		Sole				2950		44900
PERKINELMER INC		COM		714046109	571		32800	SH		Sole				1950		30850
POTASH CORP OF SASK INC	COM		73755l107	215		2310	SH		Sole				2310
REDWOOD TRUST INC	COM		758075402	435		29450	SH		Sole				1750		27700
RENAISSANCERE HOLD LTD	COM		G7496g103	549		11800	SH		Sole				650		11150
RENT-A-CENTER INC	COM		76009n100	462		25900	SH		Sole				1700		24200
SEATTLE GENETICS INC	COM		812578102	285		29300	SH		Sole				5650		23650
SERVICE CORP INTL	COM		817565104	493		90000	SH		Sole				5700		84300
STATE STREET CORP	COM		857477103	590		12500	SH		Sole				12500
STEWART INFO SVCS CORP	COM		860372101	398		27950	SH		Sole				1850		26100
SURMODICS INC		COM		868873100	410		18100	SH		Sole				1150		16950
SYCAMORE NETWORKS INC	COM		871206108	401		128050	SH		Sole				8400		119650
SYMANTEC CORP		COM		871503108	202		12950	SH		Sole				12950
SYNOPSYS INC		COM		871607107	529		27100	SH		Sole				1650		25450
TELEPHONE & DATA SYS	COM		879433100	504		17800	SH		Sole				1000		16800
TYCO INTERNATIONAL LTD	SHS		h89128104	207		7950	SH		Sole				7950
VISIONCHINA MEDIA INC	SPONS ADR	92833u103	439		71850	SH		Sole				4750		67100
WALGREEN CO		COM		931422109	278		9450	SH		Sole				9450
WASHINGTON POST CO	CL B		939640108	482		1370	SH		Sole				100		1270